UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8092

Salomon Brothers Worldwide Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS

WORLDWIDE INCOME FUND INC.

FORM N-Q

JULY 31, 2004

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited)	July 31, 2004

Face Amount	Security (a)	Value
Sovereign Bonds — 88.8%
Argentina — 2.2%
	Republic of Argentina:
$8,550,000	Discount Bond, Series L-GL, 2.4375% due 3/31/23 (b)(c)	$4,381,875
1,260,000	Series L-GP, 6.000% due 3/31/23 (b)	647,325
		5,029,200
Brazil — 26.4%
	Federal Republic of Brazil:
14,475,000	7.33625% due 6/29/09 (c)	15,017,813
725,000	10.500% due 7/14/14	725,000
995,000	10.125% due 5/15/27	926,842
1,870,000	12.250% due 3/6/30	2,019,600
1,175,000	11.000% due 8/17/40	1,153,263
23,889,349	C Bond, 8.000% due 4/15/14 (d)	22,538,108
	DCB, Series L:
12,282,295	Bearer, 2.125% due 4/15/12 (c)	10,693,273
1,152,941	Registered, 2.125% due 4/15/12 (c)	1,003,780
3,461,538	FLIRB, Series L, 2.0625% due 4/15/09 (c)	3,206,250
368	MYDFA, 2.000% due 9/15/07 (c)	345
4,147,210	NMB, Series L, 2.125% due 4/15/09 (c)	3,888,009
		61,172,283
Bulgaria — 0.6%
	Republic of Bulgaria:
25,000	8.250% due 1/15/15	29,812
1,433,250	IAB, 2.750% due 7/28/11 (c)	1,433,250
		1,463,062
Colombia — 5.2%
	Republic of Colombia:
2,450,000	8.625% due 4/1/08 (d)	2,657,025
2,175,000	9.750% due 4/23/09	2,392,500
800,000	10.000% due 1/23/12	863,800
3,100,000	10.750% due 1/15/13	3,468,125
1,000,000	8.700% due 2/15/16	930,000
550,000	11.750% due 2/25/20	634,287
1,175,000	8.125% due 5/21/24	1,004,625
		11,950,362
Costa Rica — 2.4%
	Republic of Costa Rica:
5,000,000	8.110% due 2/1/12	4,925,000
650,000	9.995% due 8/1/20 (e)	718,250
		5,643,250
Dominican Republic — 0.5%
1,550,000	Dominican Republic, 9.500% due 9/27/06	1,185,750
Ecuador — 5.3%
	Republic of Ecuador:
10,610,000	12.000% due 11/15/12	10,026,450
3,025,000	7.000% due 8/15/30 (c)	2,255,138
		12,281,588
El Salvador — 0.5%
1,125,000	Republic of El Salvador, 8.250% due 4/10/32	1,074,375
Mexico — 4.6%
	United Mexican States:
1,765,000	7.500% due 1/14/12	1,943,706
4,535,000	6.375% due 1/16/13	4,630,235
3,525,000	6.625% due 3/3/15	3,594,619
525,000	8.300% due 8/15/31	568,706
		10,737,266

See Notes to Schedule of Investments.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount	Security (a)	Value
Panama — 3.7%
	Republic of Panama:
$1,350,000	9.625% due 2/8/11	$1,518,750
3,375,000	9.375% due 1/16/23	3,526,875
2,625,000	8.875% due 9/30/27	2,677,500
925,900	IRB, 2.750% due 7/17/14 (c)	879,605
		8,602,730
Peru — 3.3%
	Republic of Peru:
525,000	9.125% due 2/21/12	550,856
2,675,000	9.875% due 2/6/15	2,878,969
1,650,000	8.750% due 11/21/33	1,487,063
3,048,500	PDI, 5.000% due 3/7/17 (c)	2,671,248
		7,588,136
Philippines — 5.0%
	Republic of the Philippines:
250,000	8.375% due 3/12/09	263,750
875,000	9.000% due 2/15/13 (d)	896,875
1,125,000	9.375% (putable 1/18/12) due 1/18/17	1,175,625
1,068,000	9.500% (putable 10/21/06) due 10/21/24	1,174,800
3,175,000	10.625% due 3/16/25	3,444,875
3,740,000	DCB, 2.4375% due 12/1/09 (c)	3,384,700
1,333,333	FLIRB, Series B, 2.4375% due 6/1/08 (c)	1,236,666
		11,577,291
Russia — 20.3%
	Russian Federation:
13,600,000	11.000% due 7/24/18	17,238,000
925,000	12.750% due 6/24/28	1,352,813
30,900,000	5.000% due 3/31/30 (c)	28,389,375
		46,980,188
South Africa — 0.5%
875,000	Republic of South Africa, 9.125% due 5/19/09	1,022,656
Turkey — 5.0%
	Republic of Turkey:
6,090,000	12.375% due 6/15/09	7,277,550
900,000	11.750% due 6/15/10	1,062,000
2,825,000	11.500% due 1/23/12	3,326,438
		11,665,988
Venezuela — 3.3%
	Republic of Venezuela:
3,725,000	5.375% due 8/7/10	3,096,406
3,875,000	9.375% due 1/13/34	3,419,688
642,831	FLIRB, Series A, 2.0625% due 3/31/07 (c)	624,350
475,000	Series A, 6.750% due 3/31/20	437,000
		7,577,444
	Total Sovereign Bonds (Cost — $199,979,683)	205,551,569
Loan Participations (c)(f) — 3.2%
7,592,208	Kingdom of Morocco, Tranche A, 2.03125% due 1/2/09 (CS First Boston Inc., and UBS Financial Services Inc.) (Cost — $7,159,020)	7,487,815

See Notes to Schedule of Investments.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount		Security (a)	Value
Corporate Bonds — 7.5%
Malaysia — 0.8%
$1,650,000		Petronas Capital Ltd., 7.875% due 5/22/22	$1,844,853
Mexico — 5.1%
		PEMEX, Project Funding Master Trust:
325,000		6.125% due 8/15/08	337,188
8,000,000		9.125% due 10/13/10	9,300,000
250,000		8.000% due 11/15/11	275,625
650,000		7.375% due 12/15/14	682,500
1,100,000		Petroleos Mexicanos, 9.500% due 9/15/27	1,284,250
			11,879,563
Russia — 1.6%
3,500,000		Aries Vermogensverwaltungs GmbH, 9.600% due 10/25/14 (e)	3,718,750
		Total Corporate Bonds (Cost — $16,593,128)	17,443,166
Warrants/ Rights
Warrants and Rights (g)(h) — 0.0%
2,000	Warrants	Asia Pulp & Paper (Exercise price of $7.8375 per share expiring on 3/15/05. Each warrant exercisable for 12.914 shares of common stock) (e)	0
76,755	Rights	Venezuela Discount Rights	0
		Total Warrants and Rights (Cost — $0)	0
Face Amount
Repurchase Agreement — 0.5%
$1,032,000		UBS Securities LLC dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $1,032,116; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market value — $1,052,646) (Cost — $1,032,000)	1,032,000
		Total Investments — 100.0% (Cost — $224,763,831*)	$231,514,550
Loaned Securities Collateral
$3,009,810		State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $3,009,810)	$3,009,810
(a)	All securities, except for those that are on loan, are segregated as collateral pursuant to a revolving credit facility.
(b)	Security is currently in default.
(c)	Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.
(d)	All or portion of this security is on loan (See Note 7).
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(f)	Participation interests were acquired through the financial institutions indicated parenthetically.
(g)	Non-income producing security.
(h)	Securities valued in accordance with fair valuation procedures.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations	used in this schedule:

C Bond	—	Capitalization Bond.
DCB	—	Debt Conversion Bond.
FLIRB	—	Front Loaded Interest Reduction Bond.
IAB	—	Interest in Arrears Bond.
IRB	—	Interest Reduction Bond.
MYDFA	—	Multi Year Depository Facility Agreement.
NMB	—	New Money Bond.
PDI	—	Past Due Interest.

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1.	Organization and Significant Accounting Policies

The Salomon Brothers Worldwide Income Fund Inc. (“Fund”) was incorporated in Maryland and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) SECURITIES VALUATION. In valuing the Fund’s assets, all securities for which market quotations are readily available are valued (except as described below) (i) at the last sale price prior to the time of determination if there was a sale price on the date of determination, (ii) at the mean between the last current bid and asked prices if there was no sale price on such date and bid and asked quotations are available and (iii) at the bid price if there was no sale price on such date and only bid quotations are available. Publicly traded sovereign bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, where the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of the Board of Directors; (b) the accounting records of each Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded; (c) net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

(b) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to the Schedule of Investments (unaudited) (continued)

2.	Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At July 31, 2004, the Fund had the following open futures contracts:

Contract to Sell:	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
U.S. Treasury 10 Year Note	400	9/04	$43,238,532	$44,287,500	$(1,048,968)

3.	Loan

At July 31, 2004, the Fund had a $66,000,000 loan available pursuant to a revolving credit and security agreement, of which the Fund had $60,000,000 outstanding with CXC, LLC, an affiliate of Citigroup, a commercial paper conduit issuer for which Citicorp North America, Inc., an affiliate of the Adviser, acts as administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

4.	Loan Participations

The Fund invests in U.S. dollar-denominated fixed and floating rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”).

Notes to the Schedule of Investments (unaudited) (continued)

Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreements relating to the loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund may have difficulty disposing of Participations and Assignments because the market for such instruments is not highly liquid.

At July 31, 2004, the Fund held loan participations with a total cost of $7,159,020 and total market value of $7,487,815.

5.	Credit Risk

The yields of emerging market debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

At July 31, 2004, the Fund had a concentration of credit risk in sovereign debt of emerging market countries.

6.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

7.	Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

At July 31, 2004, the Fund loaned securities having a market value of $2,804,322. The Fund received cash collateral amounting to $3,009,810 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Worldwide Income Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	September 27, 2004